Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

9. Equity

Overview

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12. As of December 31, 2023, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid.

All payments received from shareholders in excess of the nominal value of the shares issued and net of transaction costs are recognized in capital reserves. Capital reserves also consists of recognition of share-based payments and the equity components of convertible loans. The Company may only make distributions, whether a distribution of profits or of freely distributable reserves, to shareholders to the extent shareholders’ equity exceeds the sum of the paid-in and called-up share capital plus any reserves required by Dutch law or by the Company’s articles of association.

The number of shares issued and outstanding in fiscal 2023 are as follows:

Common shares issued and outstanding at December 31, 2020	180,460,565
Follow-on public offering, incl. Greenshoe	5,750,000
Share option exercises	910,163
Common shares issued and outstanding at December 31, 2021	187,120,728
Shares issued as part of the at-the-market offering program	6,908,493
Shares issued to former shareholders of Frame Pharmaceuticals	858,496
Shares issued for LTIP option exercises and RSU deliveries	109,374
Common shares issued and outstanding at December 31, 2022	194,997,091
Shares issued as part of the at-the-market offering program	1,748,218
Shares issued as part of the public offering	27,027,028
Shares issued for LTIP option exercises and RSU releases	216,338
Common shares issued and outstanding at December 31, 2023	223,988,675

Refer to Note 21 for additional information on share transactions occurring after December 31, 2023. The share transactions which occurred in 2021, 2022 and 2023 are as described below.

Follow-on public offering

In February 2021, the Company completed a follow-on public offering whereby it sold 5,000,000 common shares at a price of USD 90.00 per share. In addition, the underwriters exercised their option to purchase an additional 750,000 common shares at this same price less the underwriting discount. The aggregate proceeds, net of underwriting discounts, received by the Company from these transactions were EUR 426,652k. Offering costs for legal, accounting, printing and registration fees of EUR 22,590k were recognized as reduction to capital reserve against the proceeds from the offering.

At-the-market offering

On September 17, 2021, CureVac filed a prospectus for an “at-the-market” (ATM) offering program to raise additional cash of up to USD 600 million. The program was activated in June 2022. Through December 31, 2022, CureVac has issued 6,908,493 shares and raised gross proceeds of USD 69,139k. In the first quarter of 2023, 1,748,218 shares were issued under the ATM program, raising USD 18,023k million in gross proceeds. Offering costs for legal, accounting, printing and registration fees were recognized as reduction to capital reserve against the proceeds from the offering. Following these issuances, the remaining value authorized for sale under the at - the - market program amounts to USD 513 million.

Follow-on public offering 2023

In February 2023, the Company completed a follow - on public offering whereby it sold 27,027,028 common shares at a price of USD 9.25 per share. The aggregate proceeds, net of underwriting discounts, received by the Company from these transactions were EUR 219,832k. Offering costs for legal, accounting, printing and registration fees of EUR 14,580k were recognized as reduction to capital reserve against the proceeds from the offering.

Frame Pharmaceuticals acquisition

On June 8, 2022, CureVac entered into a Share Purchase Agreement (SPA) to acquire all of the issued and outstanding shares of Frame Pharmaceuticals B.V., a research company focused on advanced genomics and bioinformatics, based in Amsterdam, Netherlands. Under the SPA, the total consideration for the the purchase was up to EUR 34 million, conditioned on the meeting of certain development milestone payments. On the date of acquisition, July 1, 2022, CureVac issued 858,496 shares to the former shareholders of Frame Pharmaceuticals. Refer to Note 20 for additional information.

Exercises of share options under the prior VSOP plan

The IPO in August 2020 triggered an exercise event under the set terms of the prior VSOP plan (see Note 10). In March 2021, CureVac received 759,677 shares from the old shareholders and transferred 390,023 shares to the participants of the old VSOP plan. CureVac withheld 369,654 shares equaling the amount to be paid for income tax and social security tax. A second triggering event, “liquidity after IPO” was met one year after IPO. In October 2021, CureVac received 765,223 shares from the old shareholders and transferred 523,897 shares to the participants of the VSOP plan. CureVac withheld 241,326 shares equaling the amount to be paid for income tax and social security tax.

A third triggering event, again “liquidity after IPO”, was met on the second anniversary of the IPO. In December 2022, CureVac received 777,260 shares from the old shareholders. All shares were transferred to the participants of the prior VSOP plan and the portion of shares equaling the amount to be paid for income tax and social security tax were sold to pay for these taxes and social security amounts. In 2022, CureVac recorded a receivable for income tax and social security tax for former employees and received these amounts in Q1 2023. A fourth triggering event, again “liquidity after IPO”, was met on the third anniversary of the IPO. CureVac will receive 786,746 shares from the old shareholders and will transfer these to the participants of the old VSOP plan in March 2024.

Exercises of share options under the new VSOP plan

Participants of the new VSOP plan (see Note 10) were able to continue to exercise their options throughout the year of 2023. In 2023 69,246 shares (2022: 147,620 shares) were issued upon exercise of options and no options were forfeited (2022: 96,785).